Main Subsidiaries - Summary of Main Subsidiaries Interests (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CEMEX Colombia S.A [member]
Disclosure of subsidiaries [line items]
Percentage of interest	99.90%	99.90%
CEMEX Topmix LLC, CEMEX Supermix LLC and CEMEX Falcon LLC [member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%	100.00%
Percentage of equity interest	49.00%
CEMEX Topmix LLC, CEMEX Supermix LLC and CEMEX Falcon LLC [member] | Parent [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	51.00%
Cemento Bayano, S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%	100.00%
Interest held on treasury	0.515%
Trinidad Cement Limited [member]
Disclosure of subsidiaries [line items]
Percentage of interest	69.80%	69.80%
Percentage of ownership interest	74.08%
Caribbean Cement Company Limited [member]
Disclosure of subsidiaries [line items]
Percentage of interest	79.00%	79.00%
Percentage of ownership interest	79.04%
Common Stock [member] | CEMEX Colombia S.A [member]
Disclosure of subsidiaries [line items]
Percentage of interest	99.70%
Preferred Shares [member] | CEMEX Colombia S.A [member]
Disclosure of subsidiaries [line items]
Percentage of interest	98.90%
Parent [member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest	4.96%